Mairs & Power Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 7.2%
Alphabet, Inc. - Class C(a)	1,644,767	$250,432,223
Verizon Communications, Inc.	3,439,000	144,300,440
		394,732,663

Consumer Discretionary - 7.5%
Amazon.com, Inc.(a)	1,732,000	312,418,160
Best Buy Co., Inc.	617,700	50,669,931
Polaris, Inc.	218,000	21,826,160
Ulta Beauty, Inc.(a)	49,900	26,091,712
		411,005,963

Consumer Staples - 3.4%
Casey's General Stores, Inc.	42,748	13,613,101
Hormel Foods Corp.	3,140,592	109,575,255
Sysco Corp.	666,000	54,065,880
Target Corp.	75,870	13,444,923
		190,699,159

Financials - 16.1%
Fiserv, Inc.(a)	989,000	158,061,980
JPMorgan Chase & Co.	1,263,000	252,978,900
Piper Sandler Companies	168,000	33,346,320
Principal Financial Group, Inc.	655,000	56,533,050
The Charles Schwab Corp.	820,000	59,318,800
US Bancorp/MN	3,567,000	159,444,900
Visa, Inc. - Class A	290,000	80,933,200
Wells Fargo & Co.	1,360,500	78,854,580
		879,471,730

Health Care - 15.0%
Abbott Laboratories	411,304	46,748,813
Bio-Techne Corp.	1,540,800	108,456,912
Eli Lilly & Co.	124,539	96,886,360
Johnson & Johnson	513,232	81,188,170
Medtronic PLC	1,760,000	153,384,000
Roche Holding AG - ADR	2,386,000	76,161,120
UnitedHealth Group, Inc.	525,000	259,717,500
		822,542,875

Industrials - 15.4%
CH Robinson Worldwide, Inc.	360,000	27,410,400
Donaldson Co., Inc.	698,193	52,141,053
Fastenal Co.	1,416,000	109,230,240
Graco, Inc.	2,044,774	191,104,578
Honeywell International, Inc.	212,000	43,513,000
nVent Electric PLC	1,436,997	108,349,574
Rockwell Automation, Inc.	250,000	72,832,500
Tennant Co.	654,300	79,569,423
The Toro Co.	1,705,523	156,277,073
		840,427,841

Information Technology - 27.7%(b)
Apple, Inc.	718,800	123,259,824
Entegris, Inc.	503,000	70,691,620
Littelfuse, Inc.	473,000	114,631,550
Microsoft Corp.	1,315,000	553,246,800
Motorola Solutions, Inc.	288,500	102,411,730
NVIDIA Corp.	365,744	330,471,649
QUALCOMM, Inc.	821,000	138,995,300
Salesforce, Inc.	114,000	34,334,520
Workiva, Inc.(a)	512,857	43,490,273
		1,511,533,266

Materials - 5.2%
Ecolab, Inc.	381,886	88,177,477
HB Fuller Co.	1,087,674	86,731,125
The Sherwin-Williams Co.	315,000	109,408,950
		284,317,552

Utilities - 2.2%
Alliant Energy Corp.	2,400,000	120,960,000
TOTAL COMMON STOCKS (Cost $2,457,823,402)		5,455,691,049

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 5.23%(c)	11,283,415	11,283,415

TOTAL SHORT-TERM INVESTMENTS (Cost $11,283,415)		11,283,415

TOTAL INVESTMENTS - 99.9% (Cost $2,469,106,817)		$5,466,974,464
Other Assets in Excess of Liabilities - 0.1%		3,601,616
TOTAL NET ASSETS - 100.0%		$5,470,576,080

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Mairs & Power Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	5,455,691,049	–	–	5,455,691,049
Money Market Funds	11,283,415	–	–	11,283,415
Total Assets	5,466,974,464	–	–	5,466,974,464

Refer to the Schedule of Investments for industry classifications.